Income Taxes Deferred Income Taxes (Details 4) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets (Table Amounts)
Retiree benefits	$ 1,827	$ 1,541
Accrued employee compensation	336	308
Provisions for accrued liabilities	166	139
Inventory	684	650
Stock-based compensation	38	42
Operating lease liabilities	411	0
Tax credits	166	174
Other	73	59
Gross deferred tax assets	3,701	2,913
Less valuation allowance	(160)	(142)
Net deferred tax assets	3,541	2,771
Deferred Tax Liabilities (Table Amounts)
Goodwill	515	511
Purchased intangibles	262	346
Property, plant and equipment, net	584	518
Operating lease right-of-use assets	404	0
Contract accounting differences	1,225	1,381
Other	43	29
Deferred tax liabilities	3,033	2,785
Total net deferred tax assets (liabilities)		$ (14)
Total net deferred tax assets (liabilities)	$ 508